UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                 |_| is a restatement.
                                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Matrix Asset Advisors, Inc.

                                 Address: 747 Third Avenue, 31st Floor

                                          New York, NY  10017

                                 13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Katz

Title: President

Phone: (212) 486-2004

Signature,                      Place,                      and Date of Signing:

                                747 Third Avenue
/s/ David A. Katz               NY, NY 10017                 November 9, 2005
------------------------        -------------------         --------------------
                                |X|  13F HOLDINGS REPORT.
                                |_|  13F NOTICE.
                                |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No. 13F File Number                       Name

Matrix Asset Advisors, Inc.
FORM 13F
30-Sep-05

                                  TITLE OF              VALUE     SHARES/  SH/   PUT/  INVSTMT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER                 CLASS      CUSIP    (x$1000)   PRN AMT  PRN   CALL  DSCRETN  MANAGERS   SOLE    SHARED    NONE
-----------------------           --------  ---------  --------   -------  ---   ----  -------  -------- -------- -------- --------
3M Company                          COM     88579y101       257      3500  SH            Sole                3500
American Express Co.                COM     025816109       922     16047  SH            Sole               16047
American International Group I      COM     026874107     61325    989759  SH            Sole              848759            141000
American Power Conversion           COM     029066107     48114   1856982  SH            Sole             1525782            331200
Ametek, Inc.                        COM     031100100       279      6500  SH            Sole                6500
BP PLC - ADR                        COM     055622104       457      6456  SH            Sole                6456
Bank of America Corp.               COM     060505104     54938   1304950  SH            Sole             1134950            170000
Bank of New York                    COM     064057102     49682   1689291  SH            Sole             1398291            291000
Belvedere Resources, Ltd.           COM     080903107         6     10000  SH            Sole               10000
Biomet                              COM     090613100       547     15750  SH            Sole               15750
Boston Scientific                   COM     101137107     38813   1660815  SH            Sole             1390815            270000
CVS Corp.                           COM     126650100       326     11250  SH            Sole               11250
Chevron Texaco Corp.                COM     166764100     10585    163531  SH            Sole              163531
China Direct Trading Corp.          COM     16938E102         2     48775  SH            Sole               48775
Chubb Corp.                         COM     171232101       225      2514  SH            Sole                2514
Citigroup                           COM     172967101     61626   1353812  SH            Sole             1157812            196000
Coca Cola                           COM     191216100      1148     26576  SH            Sole               26576
Comcast Corp - CL A                 COM     200300101       232      7887  SH            Sole                7887
Comcast Corp. - Special Class       COM     20030N200     50218   1744909  SH            Sole             1459909            285000
ConocoPhillips                      COM     20825c104      2244     32100  SH            Sole               32100
Enviornmental Energy Service        COM     29406q101         0     10000  SH            Sole               10000
Exxon Mobil Corporation             COM     30231g102     16436    258677  SH            Sole              258677
Fifth Third Bancorp                 COM     316773100     19407    528086  SH            Sole              448086             80000
First Data Corp.                    COM     319963104     16483    412080  SH            Sole              322080             90000
First Place Financial Corp.         COM     33610t109       566     25524  SH            Sole               25524
Freddie Mac                         COM     313400301     14455    256025  SH            Sole              216025             40000
Gap Inc.                            COM     364760108     50966   2924012  SH            Sole             2504012            420000
General Electric Co.                COM     369604103     64837   1925670  SH            Sole             1653670            272000
General Mills                       COM     370334104     25883    536999  SH            Sole              408299            128700
Intel Corporation                   COM     458140100     60654   2460593  SH            Sole             2088593            372000
International Business Machine      COM     459200101       334      4158  SH            Sole                4158
Interpublic Group                   COM     460690100     31433   2700455  SH            Sole             2240455            460000
J. P. Morgan Chase & Co.            COM     46625H100     48211   1420888  SH            Sole             1195888            225000
Johnson & Johnson                   COM     478160104       848     13404  SH            Sole               13404
Liberty Media Corp - A              COM     530718105       544     67620  SH            Sole               67620
Looksmart Ltd                       COM     543442503         8     10000  SH            Sole               10000
Lucent Technologies                 COM     549463107     15116   4651141  SH            Sole             4651141
Marsh & McLennan Cos Inc            COM     571748102     40443   1330784  SH            Sole             1098084            232700
Medimmune Inc                       COM     584699102     87217   2591894  SH            Sole             2167894            424000
Merck & Co., Inc.                   COM     589331107       711     26145  SH            Sole               26145
Merrill Lynch & Co.                 COM     590188108     50662    825781  SH            Sole              675781            150000
Microsoft Corporation               COM     594918104     59466   2311166  SH            Sole             1964366            346800
Morgan Stanley                      COM     617446448     61992   1149284  SH            Sole              976284            173000
Nokia Corp.                         COM     654902204     47452   2806150  SH            Sole             2336150            470000
Novellus Systems                    COM     670008101     54281   2164331  SH            Sole             1845031            319300
Pfizer, Inc.                        COM     717081103     52841   2116161  SH            Sole             1789161            327000
Ross Stores Inc.                    COM     778296103     39729   1676341  SH            Sole             1376341            300000
Royal Dutch Shell PLC ADR - A       COM     780259206      1439     21915  SH            Sole               21915
Sky Financial Group Inc.            COM     83080p103       506     17998  SH            Sole               17998
Symbol Technologies, Inc.           COM     871508107     50272   5193350  SH            Sole             4513350            680000
The St. Joe Company                 COM     790148100       259      4150  SH            Sole                4150
Tidewater Inc.                      COM     886423102     48993   1006627  SH            Sole              830627            176000
Time Warner Inc                     COM     887317105     52903   2921199  SH            Sole             2511199            410000
Triangle MultiMedia Inc.            COM     895891109         1   1000000  SH            Sole             1000000
Tyco International LTD.             COM     902124106     25432    913170  SH            Sole              732670            180500
Verizon Communications              COM     92343v104       464     14198  SH            Sole               14198
Vishay Intertechnology              COM     928298108     52342   4380086  SH            Sole             3780086            600000
Wachovia Corp.                      COM     929903102       603     12675  SH            Sole               12675
Wal-Mart Stores, Inc.               COM     931142103     51731   1180543  SH            Sole              997543            183000
Walt Disney Company                 COM     254687106     26603   1102476  SH            Sole              878476            224000
Wells Fargo Company                 COM     949746101       327      5591  SH            Sole                5591
Wyeth                               COM     983024100     51224   1107058  SH            Sole              901058            206000
E-Kong Group Ltd.                           G2952Q109         1     12500  SH            Sole               12500
Prism Support Hldgs LLC                     3030551           0    250000  SH            Sole              250000
OceanBoy Farms Inc.                         674990528         0    124995  SH            Sole              124995
Comdisco Holding Company, Inc.              200334118         4     11500  SH            Sole               11500
REPORT SUMMARY                        66 DATA RECORDS   1606025  65434804                                56260604           9174200